EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
20	EARNINGS PER SHARE

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net income / (loss) attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	11,828	(13,771)	39,826

Denominator:
Basic and dilutive weighted average number of ordinary shares	197,446,940	197,446,940	197,446,940

Basic earnings / (loss) per ordinary share	0.06	(0.07)	0.20

Diluted earnings / (loss) per ordinary share	0.06	(0.07)	0.20

There were no dilutive potential ordinary shares during the years ended 31 December 2013, 2014 and 2015, and therefore, diluted earnings per share is the same as the basic earnings per share.